Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Company incurred losses from operations of $10,819,852, $6,871,542 and $12,283,219 for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018, the Company had cash of $1,192,218 and a working capital deficit of $2,195,377. These conditions indicate the existence of substantial doubt over the Company’s ability to continue as a going concern. In order to alleviate the substantial doubt, the Company intend to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of debt and equity financing such as by way of private placements. As disclosed in Note 17, on January 16, 2019, the Company entered into a Securities Purchase Agreement with Honbridge Holdings Limited, and the Company agreed to sell 2,000,000 Ordinary Shares of the Company at a price of $6 per share for a total amount of $12,000,000. From 2019 and onwards, the Company will focus on improving operational efficiency and cost reduction, and enhancing marketing functions to attract more customers. The Company regularly monitors its current and expected liquidity requirements to ensure that it maintains sufficient cash balances and accessible credit to meet its liquidity requirements in the short and long term. Based on working capital conditions and forecast for future operations, the Company believes that it will be able to meet its payment obligations and other commitments for at least the following twelve months.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, including the wholly-foreign owned enterprises (“WFOEs”), entities we control by contract and VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, entities controlled by contract and consolidated VIEs have been eliminated upon consolidation. The results of subsidiaries, entities controlled by contract and consolidated VIEs acquired or disposed of are recorded in the consolidated statements of operations from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. An entity controlled by contract is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have controlling financial interest in the entity. A VIE is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Suzhou Superengine and its subsidiary, Auhui Superengine are consolidated pursuant to an agreement signed between the legal owners of Suzhou Superengine and Zhong Chuan Shi Xun giving all the rights and obligations and control of Suzhou Superengine to Zhong Chuan Shi Xun.

To comply with the PRC legal restrictions on foreign ownership of companies that operate mobile application services, the Company operates in such restricted services in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members or founders of the Company. Part of the registered capital of these PRC domestic companies was funded by certain management members or founders of the Company. The Company has entered into certain exclusive business services agreements with these PRC domestic companies, which entitle it to receive a majority of their residual returns and make it obligatory for the Company to absorb a majority of the risk of losses from their activities. In addition, the Company has entered into certain agreements with those management members or founders, including equity interest pledge agreements of the equity interests held by those management members or founders and exclusive option agreements to acquire the equity interests in these companies when permitted by the PRC laws, rules and regulations.

Details of the typical VIE structure of the Company’s significant consolidated VIEs, primarily domestic companies associated with the operations such as Zhong Chuan Shi Xun, Zhong Chuan Rui You, Huoerguosi Luokuang, and Jiu Zhou Shi Dai, are set forth below:

(i)	Contracts that give the Company effective control of VIEs

Exclusive option agreements

The VIE equity holders have granted the WFOEs exclusive call options to purchase their equity interest in the VIEs at an exercise price equal to the higher of (i) the registered capital in the VIEs; and (ii) the minimum price as permitted by applicable PRC laws. Each relevant VIE has further granted the relevant WFOE an exclusive call option to purchase its assets at an exercise price equal to the book value of the assets or the minimum price as permitted by applicable PRC laws, whichever is higher. The WFOEs may nominate another entity or individual to purchase the equity interest or assets, if applicable, under the call options. Each call option is exercisable subject to the condition that applicable PRC laws, rules and regulations do not prohibit completion of the transfer of the equity interest or assets pursuant to the call option. Each WFOE is entitled to all dividends and other distributions declared by the VIE, and the VIE equity holders have agreed to give up their rights to receive any distributions or proceeds from the disposal of their equity interests in the VIE which are in excess of the original registered capital that they contributed to the VIE, and to pay any such distributions or premium to the WFOE. The exclusive call option agreements remain in effect until the equity interest or assets that are the subject of such agreements are transferred to the WFOEs.

Equity pledge agreements

Pursuant to the relevant equity pledge agreements, the relevant VIE equity holders have pledged all of their interests in the equity of the VIEs as a continuing first priority security interest in favor of the corresponding WFOEs to secure the performance of obligations by the VIEs and/or the equity holders under the other structure contracts. Each WFOE is entitled to exercise its right to dispose of the VIE equity holders’ pledged interests in the equity of the VIE and has priority in receiving payment by the application of proceeds from the auction or sale of such pledged interests, in the event of any breach or default under the loan agreement or other structure contracts, if applicable. These equity pledge agreements remain in force for the duration of the relevant loan agreement and other structure contracts.

(ii)	Contracts that enable the Company to receive substantially all of the economic benefits from the VIEs

Exclusive business services agreements

Each relevant VIE has entered into an exclusive business services agreement with the respective WFOE, pursuant to which the relevant WFOE provides exclusive business services to the VIE. In exchange, the VIE pays a service fee to the WFOE which typically amounts to what would be substantially all of the VIE’s pre-tax profit, resulting in a transfer of substantially all of the profits from the VIE to the WFOE.

Other arrangements

The exclusive call option agreements described above also enable the Company to receive substantially all of the economic benefits from the VIEs by typically entitling the WFOEs to all dividends and other distributions declared by the VIEs and to any distributions or proceeds from the disposal by the VIE equity holders of their equity interests in the VIEs that are in excess of the original registered capital that they contributed to the VIEs.

Based on these contractual agreements, the Company believes that the PRC domestic companies as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. Given that the Company is the primary beneficiary of these PRC domestic companies, the Company believes that these VIEs should be consolidated based on the structure as described above.

Under the contractual arrangements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and can have assets transferred out of the consolidated VIEs under its control. Therefore, the Company considers that there is no asset in any of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs, except for registered capital and PRC statutory reserves. As all consolidated VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the consolidated VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement which requires the Company to provide additional financial support to the consolidated VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by its consolidated VIEs, the Company has provided and will continue to provide financial support to the consolidated VIEs considering the business requirements of the consolidated VIEs, as well as the Company’s own business objectives in the future.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates are the allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, valuation allowance for deferred tax assets, impairment of long-lived assets and goodwill. Actual results could differ from those estimates.

Fair value measurements

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash

Cash

Cash primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value. As of December 31, 2018 and 2017, the Company has no cash equivalents.

Accounts receivable, net of allowance

Accounts receivable, net of allowance

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Property and equipment, net

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Wi-Fi equipment	– 3 years
Office and other equipment	– 3 to 5 years
Vehicles	– 5 years

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated income statement. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

Construction in progress	Construction in progress Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use.
Intangible assets

Intangible assets

Intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Intangible assets have weighted average economic lives from the date of purchase as follows:

Software	– 5 years
Trademarks	– 10 years
Patents	– 10 years

Goodwill

Goodwill

The Company assesses goodwill for impairment in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described below is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and we are not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then we must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In 2018, the Company performed a qualitative assessment for goodwill. Based on the requirements of ASC350-20, the Company evaluated all relevant factors, including but not limited to macroeconomic conditions, industry and market conditions, financial performance. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary as of December 31, 2018 and 2017.

Impairment or disposal of long-lived assets

Impairment or disposal of long-lived assets

Long-lived assets other than goodwill are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with FASB ASC 360, Property, Plant and Equipment, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company recognizes an impairment loss to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses are based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

As of December 31, 2018 and 2017, the Company assessed the impairment of its long-lived assets and identified impairment indications. For intangible assets, as the Company is not going to use a software system that was purchased in 2014, an impairment loss of $724,437 on intangible assets was recorded for the year ended December 31, 2018 ($nil for the years ended December 31, 2017 and 2016). For property plant and equipment, the Company recorded an impairment loss for Wi-Fi equipment that will not be used of $1,228,362 ($nil for the years ended December 31, 2017 and 2016).

Business combination

Business combination

The Company accounts for business combinations using the acquisition method of accounting in accordance with FASB ASC topic 805, Business Combinations. Acquisition method accounting requires that the consideration transferred be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

Revenue recognition

Revenue recognition

Adoption of ASC Topic 606, “Revenue from Contracts with Customers”

On January 1, 2018, the Company adopted ASC Topic 606 using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after December 31, 2017 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under Topic 605. There was no material effect from the adoption of ASC 606 to our financial statements.

Display-based online advertising services

Display-based online advertising services

The Company provides display-based online advertising services to customers by integrating text description, image and video, and displaying the advertisements in a prominent position of Luokuang mobile application on a cost-per-click basis. The customers pay us only when a user clicks on an advertisement on the Luokuang mobile application. The Company recognizes revenue over time because the customer receives and consumes the benefit of our advertising services throughout the contract period.

Software and services

Software and services

The Company generates revenues primarily in the form of sale of software license and provision of technology solution services. License fees include perpetual license fees, term license fees and royalties. Technology services primarily consist of fees for providing technology solution services that enable customers to gain real-time operational intelligence by harnessing the value of their data.

Revenue for the sale of software licenses is recognized at the point in time when the control of the provided goods is provided to our customers.

Technology solution revenue is recognized over time, as the services are performed because the customer receives and consumes the benefit of our performance throughout the contract period. Milestones with corresponding payment are stated in the contracts with customers. We bill for the services we have performed when the milestones reached are accepted by the customer in accordance with the terms of the contract. We recognize the revenues associated with these professional services as we deliver each agreed portion of the services.

The Company does not offer credits or refunds and therefore has not recorded any sales return allowance for any of the periods presented. Upon a periodic review of outstanding accounts receivable, amounts that are deemed to be uncollectible are written off against the allowance for doubtful accounts. The Company’s policy is to record revenues net of any applicable sales, use or excise taxes.

Deferred revenue represents prepayments from customers for advertising service and is recognized as revenue when the advertising services are rendered.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries domiciled in BVI and Hong Kong is the United States dollar (“U.S. dollar”). The financial records of the Company’s other subsidiaries and VIEs located in the PRC are maintained in their local currency, the Chinese Renminbi (“RMB”), which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Company’s entities with a functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Earnings per share

Earnings per share

ASC Topic 260 “Earnings per Share,” requires presentation of both basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of common stock warrants (using the treasury stock method). Common stock equivalents are not included in the calculation of diluted earnings per share if their effect would be anti-dilutive. In a period in which the Company has a net loss, all potentially dilutive securities are excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact. During the years ended December 31, 2018, 2017 and 2016, there were no potentially dilutive securities.  The following table presents a reconciliation of basic and diluted net loss per share:

	Year Ended December 31,
	2018	2017	2016
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary stock	$(11,927,536)	$(6,810,454)	$(13,049,031)
Weighted average ordinary stock outstanding - basic and diluted	72,919,624	1	1
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$(0.16)	$(6,810,454)	$(13,049,031)

Income taxes

Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Company classifies the interest and penalties, if any, as a component of income tax expense. For years ended December 31, 2018, 2017 and 2016, the Company did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions.

Contingencies

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates the developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to our chief operating decision maker, who is our Chief Executive Officer (“CEO”), who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources. The Company had one single operating and reportable segment for the years ended December 31, 2018, 2017 and 2016. The Company’s customers and assets are located in the PRC, therefore, no geographical segment information is presented.

Related parties

Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions.

Leases

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

When the Company is the lessor, minimum contractual rental from leases are recognized on a straight-line basis over the noncancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. Contingent rental revenue is accrued when the contingency is removed.

Advertising costs

Advertising costs

Advertising costs include expenses associated with direct marketing. All advertising costs are expensed as incurred and included in selling and marketing expenses. During the years ended December 31, 2018, 2017 and 2016, advertising costs amounted to $14,071,241, $23,171,170 and $4,537,653, respectively.

Comprehensive loss

Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments and is presented net of tax. The tax effect is nil for the three years ended December 31, 2018, 2017 and 2016 in the consolidated statements of comprehensive loss.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with financial institutions with high-credit rating and quality in China. For the year ended December 31, 2018, four customers accounted for 91% of total revenue. For the year ended December 31, 2017, two customers accounted for 95% of total revenue. For the year ended December 31, 2016, four customers accounted for 70% of total revenue. At December 31, 2018 and 2017, the Company had credit risk exposure of uninured cash in banks of $1,192,218 and $72,379, respectively.

The net sales to customers representing at least 10% of net total sales are as follows:

	Year Ended December 31,
Customer	2018	2017	2016
A	26%	81%	*
B	26%	*	*
C	25%	*	*
D	14%	*	*
E	*	14%	*
F	*	*	22%
G	*	*	20%
H	*	*	15%
I	*	*	13%

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	December 31,
Customer	2018	2017
A	23%	49%
B	24%	*
C	24%	*
D	13%	*
E	12%	41%

*	less than 10%

Recent accounting pronouncements

Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Subtopic 842).” The new guidance requires lessees to recognize assets and liabilities arising from leases as well as extensive quantitative and qualitative disclosures. A lessee will need to recognize on its balance sheet a right-of-use asset and a lease liability for the majority of its leases (other than leases that meet the definition of a short-term lease). The lease liabilities will be equal to the present value of lease payments. The right-of-use asset will be measured at the lease liability amount, adjusted for lease prepayment, lease incentives received and the lessee’s initial direct costs. The standard is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. ASU 2016-02 is required to be applied using the modified retrospective approach for all leases existing as of the effective date and provides for certain practical expedients. The Company will adopt the new standard on January 1, 2019 using the modified retrospective approach. Due to its immaterial lease commitments at December 31, 2018, the Company expect the impact of the standard adoption to increase its assets and liabilities within its consolidated balance sheet. These increases will result from the recognition of its existing right-of-use and liabilities required by ASU 2016-02.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”, which will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.